UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: Chairman
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  May 8, 2013
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:45 Data Records

Form 13F Information Table Value Total:$467,799
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
ALLSTATE CORPORATION
Common
009724478
$132
2,700
SH

DEFINED

0
2,700
0
AMERICAN EXPRESS COMPANY
Common
009988572
$17,946
266,022
SH

SOLE
NONE
266,022
0
0
AMERICAN EXPRESS COMPANY
Common
009988572
$11,849
175,645
SH

DEFINED

0
175,645
0
ANIXTER INTERNATIONAL INC.
Common
001144693
$11,270
161,191
SH

SOLE
NONE
161,191
0
0
ANIXTER INTERNATIONAL INC.
Common
001144693
$7,555
108,050
SH

DEFINED

0
108,050
0
BUNGE LIMITED
Common
013317810
$5,487
74,316
SH

SOLE
NONE
74,316
0
0
BUNGE LIMITED
Common
013317810
$3,491
47,280
SH

DEFINED

0
47,280
0
COACH, INC
Common
011894461
$11,632
232,693
SH

SOLE
NONE
232,693
0
0
COACH, INC
Common
011894461
$8,956
179,155
SH

DEFINED

0
179,155
0
COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION
Common
011551521
$12,204
159,303
SH

SOLE
NONE
159,303
0
0
COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION
Common
011551521
$7,783
101,595
SH

DEFINED

0
101,595
0
DANAHER CORPORATION
Common
009962131
$17,711
284,973
SH

SOLE
NONE
284,973
0
0
DANAHER CORPORATION
Common
009962131
$10,324
166,115
SH

DEFINED

0
166,115
0
DOVER CORPORATION
Common
009974121
$13,029
178,777
SH

SOLE
NONE
178,777
0
0
DOVER CORPORATION
Common
009974121
$7,908
108,510
SH

DEFINED

0
108,510
0
EMC CORPORATION
Common
009720308
$93
3,880
SH

DEFINED

0
3,880
0
ERICSSON L M TEL ADR
ADR
015720786
$346
27,475
SH

SOLE
NONE
27,475
0
0
ERICSSON L M TEL ADR
ADR
015720786
$697
55,300
SH

DEFINED

0
55,300
0
H.B. FULLER COMPANY
Common
011491367
$14,695
376,023
SH

SOLE
NONE
376,023
0
0
H.B. FULLER COMPANY
Common
011491367
$9,470
242,320
SH

DEFINED

0
242,320
0
HONEYWELL INTERNATIONAL INC.
Common
010534801
$14,614
193,948
SH

SOLE
NONE
193,948
0
0
HONEYWELL INTERNATIONAL INC.
Common
010534801
$9,300
123,425
SH

DEFINED

0
123,425
0
JOHNSON & JOHNSON
Common
009722513
$15,771
193,435
SH

SOLE
NONE
193,435
0
0
JOHNSON & JOHNSON
Common
009722513
$10,991
134,815
SH

DEFINED

0
134,815
0
JPMORGAN CHASE & CO.
Common
012271654
$12,517
263,735
SH

SOLE
NONE
263,735
0
0
JPMORGAN CHASE & CO.
Common
012271654
$7,883
166,100
SH

DEFINED

0
166,100
0
METTLER-TOLEDO INTERNATIONAL INC.
Common
010919576
$10,282
48,223
SH

SOLE
NONE
48,223
0
0
METTLER-TOLEDO INTERNATIONAL INC.
Common
010919576
$6,541
30,675
SH

DEFINED

0
30,675
0
PRAXAIR INC.
Common
009967419
$16,156
144,847
SH

SOLE
NONE
144,847
0
0
PRAXAIR INC.
Common
009967419
$10,946
98,137
SH

DEFINED

0
98,137
0
QUALCOMM INC
Common
009830880
$12,619
188,485
SH

SOLE
NONE
188,485
0
0
QUALCOMM INC
Common
009830880
$7,882
117,725
SH

DEFINED

0
117,725
0
RESMED INC.
Common
011540066
$18,240
393,443
SH

SOLE
NONE
393,443
0
0
RESMED INC.
Common
011540066
$12,173
262,575
SH

DEFINED

0
262,575
0
THE TJX COMPANIES INC.
Common
009961968
$21,522
460,370
SH

SOLE
NONE
460,370
0
0
THE TJX COMPANIES INC.
Common
009961968
$13,325
285,030
SH

DEFINED

0
285,030
0
TOTAL SA ADR
ADR
010107385
$33
688
SH

SOLE
NONE
688
0
0
VARIAN MEDICAL SYSTEMS INC
Common
011489389
$13,795
191,591
SH

SOLE
NONE
191,591
0
0
VARIAN MEDICAL SYSTEMS INC
Common
011489389
$8,744
121,440
SH

DEFINED

0
121,440
0
WABTEC CORP.
Common
011540104
$19,806
193,965
SH

SOLE
NONE
193,965
0
0
WABTEC CORP.
Common
011540104
$12,975
127,065
SH

DEFINED

0
127,065
0
WORLD FUEL SERVICES CORPORATION
Common
013009899
$10,569
266,082
SH

SOLE
NONE
266,082
0
0
WORLD FUEL SERVICES CORPORATION
Common
013009899
$6,735
169,565
SH

DEFINED

0
169,565
0
YUM! BRANDS INC
Common
014856862
$15,650
217,544
SH

SOLE
NONE
217,544
0
0
YUM! BRANDS INC
Common
014856862
$6,152
85,515
SH

DEFINED

0
85,515
0
S REPORT SUMMARY
45 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED